UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Fund

March 31, 2012

1.799854.108

FID-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Automobiles - 0.8%
Ford Motor Co.	3,053,100	$ 38,133
Harley-Davidson, Inc.	110,100	5,404
		43,537
Hotels, Restaurants & Leisure - 3.7%
Las Vegas Sands Corp.	245,600	14,139
McDonald's Corp.	438,000	42,968
Starbucks Corp.	1,680,400	93,918
Yum! Brands, Inc.	693,200	49,342
		200,367
Household Durables - 1.4%
D.R. Horton, Inc.	2,484,700	37,693
Ryland Group, Inc.	1,120,800	21,609
Tempur-Pedic International, Inc. (a)	200,300	16,911
		76,213
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	162,600	32,928
Media - 1.7%
Comcast Corp. Class A	1,348,200	40,459
The Walt Disney Co.	1,204,600	52,737
		93,196
Multiline Retail - 0.2%
Dollar General Corp. (a)	290,800	13,435
Specialty Retail - 3.1%
Bed Bath & Beyond, Inc. (a)	339,000	22,296
Home Depot, Inc.	578,100	29,084
Lowe's Companies, Inc.	2,340,000	73,429
TJX Companies, Inc.	1,068,800	42,442
		167,251
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	136,500	8,606
Ralph Lauren Corp.	543,673	94,779
VF Corp.	76,700	11,197
		114,582
TOTAL CONSUMER DISCRETIONARY		741,509
CONSUMER STAPLES - 11.7%
Beverages - 2.8%
Beam, Inc.	169,300	9,916
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	629,400	$ 25,308
Grupo Modelo SAB de CV Series C	2,673,000	18,635
The Coca-Cola Co.	1,295,700	95,895
		149,754
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	1,241,600	55,624
Drogasil SA	1,809,078	17,586
		73,210
Food Products - 1.7%
Danone	206,000	14,368
Green Mountain Coffee Roasters, Inc. (a)	256,600	12,019
Kraft Foods, Inc. Class A	893,800	33,973
Mead Johnson Nutrition Co. Class A	364,000	30,023
		90,383
Household Products - 0.8%
Colgate-Palmolive Co.	207,200	20,260
Kimberly-Clark Corp.	290,000	21,428
		41,688
Personal Products - 1.1%
Herbalife Ltd.	869,600	59,846
Tobacco - 4.0%
British American Tobacco PLC (United Kingdom)	464,600	23,404
Imperial Tobacco Group PLC	430,235	17,445
Japan Tobacco, Inc.	9,290	52,567
Lorillard, Inc.	297,000	38,456
Philip Morris International, Inc.	999,700	88,583
		220,455
TOTAL CONSUMER STAPLES		635,336
ENERGY - 8.4%
Energy Equipment & Services - 0.0%
Ocean Rig UDW, Inc. (United States)	185,374	3,133
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	385,200	30,177
BP PLC sponsored ADR	407,900	18,356
Bumi PLC	544,042	5,452
Chevron Corp.	1,461,000	156,678
EV Energy Partners LP	319,600	22,241
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gulfport Energy Corp. (a)	547,700	$ 15,949
Marathon Oil Corp.	1,194,100	37,853
Marathon Petroleum Corp.	519,600	22,530
Occidental Petroleum Corp.	732,300	69,737
Plains Exploration & Production Co. (a)	240,600	10,262
Royal Dutch Shell PLC Class B sponsored ADR	661,200	46,701
Williams Companies, Inc.	628,800	19,373
		455,309
TOTAL ENERGY		458,442
FINANCIALS - 14.7%
Capital Markets - 1.2%
Morgan Stanley	1,989,300	39,070
T. Rowe Price Group, Inc.	379,600	24,788
		63,858
Commercial Banks - 5.7%
M&T Bank Corp.	171,200	14,874
SunTrust Banks, Inc.	1,478,400	35,733
U.S. Bancorp	2,611,000	82,716
Wells Fargo & Co.	4,344,567	148,324
Zions Bancorporation	1,295,451	27,800
		309,447
Consumer Finance - 1.3%
American Express Co.	529,292	30,625
Discover Financial Services	1,263,400	42,122
		72,747
Diversified Financial Services - 4.7%
Citigroup, Inc.	2,694,210	98,473
JPMorgan Chase & Co.	3,401,900	156,419
		254,892
Insurance - 0.3%
The Chubb Corp.	262,800	18,162
Real Estate Investment Trusts - 1.2%
American Tower Corp.	363,800	22,927
AvalonBay Communities, Inc.	118,900	16,807
Weyerhaeuser Co.	1,264,400	27,716
		67,450
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.3%
The St. Joe Co. (a)(d)	870,731	$ 16,553
TOTAL FINANCIALS		803,109
HEALTH CARE - 12.7%
Biotechnology - 4.0%
Acorda Therapeutics, Inc. (a)	656,637	17,434
Alexion Pharmaceuticals, Inc. (a)	192,300	17,857
Amgen, Inc.	1,277,900	86,884
Biogen Idec, Inc. (a)	333,100	41,961
BioMarin Pharmaceutical, Inc. (a)	356,400	12,207
Merrimack Pharmaceuticals, Inc.	92,900	575
Theravance, Inc. (a)	727,100	14,178
Vertex Pharmaceuticals, Inc. (a)	728,400	29,872
		220,968
Health Care Equipment & Supplies - 0.5%
Covidien PLC	463,700	25,355
Health Care Providers & Services - 1.7%
Henry Schein, Inc. (a)	296,700	22,454
McKesson Corp.	433,300	38,031
UnitedHealth Group, Inc.	551,100	32,482
		92,967
Pharmaceuticals - 6.5%
Allergan, Inc.	426,900	40,739
AVANIR Pharmaceuticals Class A (a)(d)	1,337,500	4,574
Elan Corp. PLC sponsored ADR (a)	2,044,596	30,689
Eli Lilly & Co.	513,600	20,683
GlaxoSmithKline PLC sponsored ADR	569,400	25,572
Merck & Co., Inc.	1,511,300	58,034
Perrigo Co.	381,700	39,433
Pfizer, Inc.	2,872,100	65,082
Shire PLC	1,103,700	35,314
Valeant Pharmaceuticals International, Inc. (Canada) (a)	631,800	33,878
		353,998
TOTAL HEALTH CARE		693,288
INDUSTRIALS - 8.3%
Aerospace & Defense - 2.5%
Precision Castparts Corp.	301,900	52,199
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	748,400	$ 20,828
United Technologies Corp.	738,600	61,259
		134,286
Building Products - 0.7%
Armstrong World Industries, Inc.	775,200	37,807
Construction & Engineering - 0.3%
Fluor Corp.	258,400	15,514
Industrial Conglomerates - 0.8%
Danaher Corp.	790,900	44,290
Machinery - 2.0%
Caterpillar, Inc.	414,100	44,110
Cummins, Inc.	389,500	46,756
Stanley Black & Decker, Inc.	210,200	16,177
		107,043
Marine - 0.2%
DryShips, Inc. (a)	3,950,700	13,748
Road & Rail - 1.8%
Union Pacific Corp.	899,300	96,657
TOTAL INDUSTRIALS		449,345
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 3.0%
Motorola Solutions, Inc.	1,165,900	59,263
QUALCOMM, Inc.	1,539,700	104,730
		163,993
Computers & Peripherals - 6.9%
Apple, Inc. (a)	629,100	377,125
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	1,153,238	68,929
Arrow Electronics, Inc. (a)	771,100	32,363
		101,292
Internet Software & Services - 0.9%
eBay, Inc. (a)	1,122,100	41,394
Facebook, Inc. Class B (e)	260,071	8,003
		49,397
IT Services - 3.4%
Accenture PLC Class A	442,200	28,522
Cognizant Technology Solutions Corp. Class A (a)	355,100	27,325
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	698,800	$ 23,144
IBM Corp.	501,900	104,721
		183,712
Semiconductors & Semiconductor Equipment - 3.4%
Altera Corp.	531,400	21,160
ASML Holding NV	1,344,100	67,393
Avago Technologies Ltd.	235,900	9,193
NXP Semiconductors NV (a)	888,900	23,654
ON Semiconductor Corp. (a)	3,381,500	30,467
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,144,800	32,773
		184,640
Software - 3.9%
Check Point Software Technologies Ltd. (a)	428,600	27,362
Citrix Systems, Inc. (a)	579,500	45,728
Microsoft Corp.	4,357,000	140,513
Solera Holdings, Inc.	31,064	1,426
		215,029
TOTAL INFORMATION TECHNOLOGY		1,275,188
MATERIALS - 3.1%
Chemicals - 2.0%
CF Industries Holdings, Inc.	169,000	30,868
LyondellBasell Industries NV Class A	230,400	10,057
Monsanto Co.	448,700	35,788
W.R. Grace & Co. (a)	621,700	35,934
		112,647
Metals & Mining - 1.1%
Goldcorp, Inc.	497,400	22,418
Newcrest Mining Ltd.	1,166,913	35,865
		58,283
TOTAL MATERIALS		170,930
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
Iliad SA	100,916	13,903
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC sponsored ADR	772,000	$ 21,361
TOTAL TELECOMMUNICATION SERVICES		35,264
UTILITIES - 1.8%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	354,100	13,661
NextEra Energy, Inc.	658,100	40,197
PPL Corp.	397,000	11,219
		65,077
Gas Utilities - 0.6%
ONEOK, Inc.	394,100	32,182
TOTAL UTILITIES		97,259
TOTAL COMMON STOCKS (Cost $4,456,397)		5,359,670
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.14% (b)	100,122,807	100,123
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	371,700	372
TOTAL MONEY MARKET FUNDS (Cost $100,495)		100,495
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $4,556,892)		5,460,165
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(12,319)
NET ASSETS - 100%		$ 5,447,846
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,003,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 6,504
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 137
Fidelity Securities Lending Cash Central Fund	353
Total	$ 490
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 741,509	$ 741,509	$ -	$ -
Consumer Staples	635,336	559,365	75,971	-
Energy	458,442	458,442	-	-
Financials	803,109	803,109	-	-
Health Care	693,288	657,974	35,314	-
Industrials	449,345	449,345	-	-
Information Technology	1,275,188	1,267,185	-	8,003
Materials	170,930	170,930	-	-
Telecommunication Services	35,264	35,264	-	-
Utilities	97,259	97,259	-	-
Money Market Funds	100,495	100,495	-	-
Total Investments in Securities:	$ 5,460,165	$ 5,340,877	$ 111,285	$ 8,003
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,502
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,501
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,003
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 1,501

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $4,577,721,000. Net unrealized appreciation aggregated $882,444,000, of which $960,774,000 related to appreciated investment securities and $78,330,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fifty

March 31, 2012

1.799847.108

FIF-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Hotels, Restaurants & Leisure - 5.8%
Las Vegas Sands Corp.	163,000	$ 9,383,910
Wyndham Worldwide Corp.	240,000	11,162,400
Yum! Brands, Inc.	288,000	20,499,840
		41,046,150
Household Durables - 0.2%
PulteGroup, Inc. (a)	152,400	1,348,740
Media - 1.0%
Comcast Corp. Class A	245,000	7,352,450
Multiline Retail - 0.7%
Dollar General Corp. (a)	113,000	5,220,600
Specialty Retail - 5.4%
Cabela's, Inc. Class A (a)	296,000	11,292,400
TJX Companies, Inc.	690,000	27,399,900
		38,692,300
Textiles, Apparel & Luxury Goods - 2.1%
G-III Apparel Group Ltd. (a)	517,400	14,704,508
TOTAL CONSUMER DISCRETIONARY		108,364,748
CONSUMER STAPLES - 8.0%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	169,000	12,307,608
Personal Products - 4.7%
Estee Lauder Companies, Inc. Class A	499,000	30,908,060
Nu Skin Enterprises, Inc. Class A	50,200	2,907,082
		33,815,142
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	110,500	11,184,810
TOTAL CONSUMER STAPLES		57,307,560
ENERGY - 7.7%
Energy Equipment & Services - 1.2%
Cameron International Corp. (a)	116,000	6,128,280
National Oilwell Varco, Inc.	33,000	2,622,510
		8,750,790
Oil, Gas & Consumable Fuels - 6.5%
Continental Resources, Inc. (a)(d)	72,000	6,179,040
Marathon Petroleum Corp.	256,000	11,100,160
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	154,899	$ 15,146,024
Pioneer Natural Resources Co.	46,000	5,133,140
Whiting Petroleum Corp. (a)	158,000	8,579,400
		46,137,764
TOTAL ENERGY		54,888,554
FINANCIALS - 16.7%
Capital Markets - 1.0%
Morgan Stanley	370,600	7,278,584
Commercial Banks - 11.3%
Comerica, Inc.	185,000	5,986,600
Fifth Third Bancorp	2,585,000	36,319,250
SunTrust Banks, Inc.	243,000	5,873,310
SVB Financial Group (a)	35,000	2,251,900
Wells Fargo & Co.	877,000	29,940,780
		80,371,840
Insurance - 2.4%
Lincoln National Corp.	587,000	15,473,320
Torchmark Corp.	38,000	1,894,300
		17,367,620
Real Estate Investment Trusts - 2.0%
American Tower Corp.	223,000	14,053,460
TOTAL FINANCIALS		119,071,504
HEALTH CARE - 10.0%
Biotechnology - 5.7%
Amgen, Inc.	143,000	9,722,570
Biogen Idec, Inc. (a)	176,600	22,246,302
Medivation, Inc. (a)	118,400	8,846,848
		40,815,720
Health Care Providers & Services - 3.7%
UnitedHealth Group, Inc.	443,700	26,151,678
Pharmaceuticals - 0.6%
Perrigo Co.	43,000	4,442,330
TOTAL HEALTH CARE		71,409,728
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 5.1%
Machinery - 1.1%
Cummins, Inc.	68,700	$ 8,246,748
Road & Rail - 2.0%
Kansas City Southern	200,000	14,338,000
Trading Companies & Distributors - 2.0%
WESCO International, Inc. (a)	219,000	14,302,890
TOTAL INDUSTRIALS		36,887,638
INFORMATION TECHNOLOGY - 31.9%
Computers & Peripherals - 5.3%
Apple, Inc. (a)	63,726	38,201,825
IT Services - 7.0%
IBM Corp.	20,000	4,173,000
MasterCard, Inc. Class A	108,500	45,628,590
		49,801,590
Semiconductors & Semiconductor Equipment - 1.5%
Cirrus Logic, Inc. (a)	39,800	947,240
NXP Semiconductors NV (a)	362,000	9,632,820
		10,580,060
Software - 18.1%
Citrix Systems, Inc. (a)	579,800	45,752,019
Fair Isaac Corp.	224,000	9,833,600
Intuit, Inc.	646,000	38,843,980
Microsoft Corp.	567,000	18,285,750
salesforce.com, Inc. (a)	107,500	16,609,825
		129,325,174
TOTAL INFORMATION TECHNOLOGY		227,908,649
MATERIALS - 5.0%
Chemicals - 4.2%
LyondellBasell Industries NV Class A	206,000	8,991,900
W.R. Grace & Co. (a)	360,500	20,836,900
		29,828,800
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.8%
International Paper Co.	174,000	$ 6,107,400
TOTAL MATERIALS		35,936,200
TOTAL COMMON STOCKS (Cost $633,169,808)		711,774,581
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.14% (b)	3,896,312	3,896,312
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,759,500	1,759,500
TOTAL MONEY MARKET FUNDS (Cost $5,655,812)		5,655,812
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $638,825,620)		717,430,393
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,001,534)
NET ASSETS - 100%		$ 714,428,859
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,284
Fidelity Securities Lending Cash Central Fund	57,944
Total	$ 68,228
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 108,364,748	$ 108,364,748	$ -	$ -
Consumer Staples	57,307,560	44,999,952	12,307,608	-
Energy	54,888,554	54,888,554	-	-
Financials	119,071,504	119,071,504	-	-
Health Care	71,409,728	71,409,728	-	-
Industrials	36,887,638	36,887,638	-	-
Information Technology	227,908,649	227,908,649	-	-
Materials	35,936,200	35,936,200	-	-
Money Market Funds	5,655,812	5,655,812	-	-
Total Investments in Securities:	$ 717,430,393	$ 705,122,785	$ 12,307,608	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $640,584,837. Net unrealized appreciation aggregated $76,845,556, of which $81,062,078 related to appreciated investment securities and $4,216,522 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Discovery Fund

March 31, 2012

1.799853.108

CII-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.2%
Auto Components - 0.6%
Gentex Corp.	277,879	$ 6,808
Automobiles - 2.4%
Harley-Davidson, Inc.	431,276	21,167
Tesla Motors, Inc. (a)(d)	133,392	4,968
		26,135
Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	201,400	2,427
Kroton Educacional SA unit (a)	112,200	1,634
		4,061
Hotels, Restaurants & Leisure - 4.1%
Arcos Dorados Holdings, Inc.	24,400	441
BJ's Restaurants, Inc. (a)	66,316	3,339
Chipotle Mexican Grill, Inc. (a)	4,607	1,926
Dunkin' Brands Group, Inc. (d)	132,569	3,992
McDonald's Corp.	234,000	22,955
Starbucks Corp.	228,426	12,767
		45,420
Household Durables - 0.5%
Tupperware Brands Corp.	92,408	5,868
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	61,008	12,355
Media - 0.5%
Discovery Communications, Inc. Class C (non-vtg.) (a)	112,550	5,276
Multiline Retail - 1.4%
Dollar General Corp. (a)	119,758	5,533
Dollarama, Inc.	184,190	8,590
Dollarama, Inc. (a)(e)	25,900	1,208
		15,331
Specialty Retail - 5.8%
AutoZone, Inc. (a)	16,480	6,127
Bed Bath & Beyond, Inc. (a)	120,895	7,951
GNC Holdings, Inc.	157,962	5,511
Home Depot, Inc.	83,500	4,201
Lowe's Companies, Inc.	524,405	16,456
Ross Stores, Inc.	136,866	7,952
TJX Companies, Inc.	165,018	6,553
Ulta Salon, Cosmetics & Fragrance, Inc.	37,985	3,528
Vitamin Shoppe, Inc. (a)	126,105	5,575
		63,854
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)	50,300	$ 3,756
NIKE, Inc. Class B	85,115	9,230
Ralph Lauren Corp.	10,332	1,801
		14,787
TOTAL CONSUMER DISCRETIONARY		199,895
CONSUMER STAPLES - 9.2%
Beverages - 1.9%
Anheuser-Busch InBev SA NV ADR	7,600	553
Monster Beverage Corp. (a)	85,591	5,314
SABMiller PLC	13,100	526
The Coca-Cola Co.	195,900	14,499
		20,892
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	20,600	1,870
Drogasil SA	172,924	1,681
Whole Foods Market, Inc.	56,920	4,736
		8,287
Food Products - 1.5%
Green Mountain Coffee Roasters, Inc. (a)(d)	171,296	8,024
Mead Johnson Nutrition Co. Class A	88,431	7,294
Want Want China Holdings Ltd.	659,000	737
		16,055
Household Products - 1.0%
Colgate-Palmolive Co.	117,803	11,519
Personal Products - 1.6%
Estee Lauder Companies, Inc. Class A	25,868	1,602
Herbalife Ltd.	226,884	15,614
		17,216
Tobacco - 2.5%
Altria Group, Inc.	32,870	1,015
British American Tobacco PLC sponsored ADR	90,700	9,181
Philip Morris International, Inc.	172,200	15,259
Swedish Match Co. AB	43,600	1,736
		27,191
TOTAL CONSUMER STAPLES		101,160
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.7%
Energy Equipment & Services - 3.1%
Cameron International Corp. (a)	79,600	$ 4,205
Dresser-Rand Group, Inc. (a)	94,205	4,370
National Oilwell Varco, Inc.	75,500	6,000
Oceaneering International, Inc.	145,256	7,828
Poseidon Concepts Corp. (d)	271,100	3,810
Schlumberger Ltd.	119,056	8,326
		34,539
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	43,881	3,438
Apache Corp.	28,359	2,848
Atlas Pipeline Partners, LP	158,963	5,624
Concho Resources, Inc. (a)	70,821	7,229
Kosmos Energy Ltd.	210,533	2,787
Markwest Energy Partners LP	45,460	2,657
Noble Energy, Inc.	36,500	3,569
Occidental Petroleum Corp.	117,227	11,164
ONEOK Partners LP	19,784	1,082
Pioneer Natural Resources Co.	31,200	3,482
Targa Resources Corp.	61,151	2,779
Valero Energy Corp.	154,907	3,992
		50,651
TOTAL ENERGY		85,190
FINANCIALS - 2.7%
Capital Markets - 0.6%
GP Investments Ltd. (depositary receipt) (a)	362,094	1,021
Invesco Ltd.	198,921	5,305
JMP Group, Inc.	30,045	222
		6,548
Commercial Banks - 0.2%
First Republic Bank (a)	65,800	2,167
Consumer Finance - 0.3%
Mahindra & Mahindra Financial Services Ltd.	75,209	992
Shriram Transport Finance Co. Ltd.	165,090	1,951
		2,943
Diversified Financial Services - 0.5%
CME Group, Inc.	20,492	5,929
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.1%
American Tower Corp.	142,728	$ 8,995
Public Storage	20,230	2,795
		11,790
Real Estate Management & Development - 0.0%
BR Malls Participacoes SA	48,300	629
TOTAL FINANCIALS		30,006
HEALTH CARE - 3.8%
Biotechnology - 1.1%
Aegerion Pharmaceuticals, Inc. (a)	34,700	480
Amgen, Inc.	49,100	3,338
Biogen Idec, Inc. (a)	49,779	6,271
Biovitrum AB (a)	607,448	2,057
		12,146
Health Care Equipment & Supplies - 0.2%
Edwards Lifesciences Corp. (a)	27,100	1,971
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd.	42,413	533
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	40,700	2,141
Pharmaceuticals - 2.3%
Novo Nordisk A/S Series B	59,177	8,217
Perrigo Co.	16,919	1,748
Valeant Pharmaceuticals International, Inc. (Canada) (a)(d)	286,725	15,375
		25,340
TOTAL HEALTH CARE		42,131
INDUSTRIALS - 13.3%
Aerospace & Defense - 3.6%
Honeywell International, Inc.	72,644	4,435
Precision Castparts Corp.	72,753	12,579
TransDigm Group, Inc. (a)	52,758	6,107
United Technologies Corp.	192,760	15,988
		39,109
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	122,545	9,892
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
Cintas Corp.	108,671	$ 4,251
Electrical Equipment - 1.4%
AMETEK, Inc.	62,365	3,025
Polypore International, Inc. (a)(d)	20,435	718
Regal-Beloit Corp.	52,765	3,459
Roper Industries, Inc.	87,567	8,683
		15,885
Industrial Conglomerates - 1.6%
Danaher Corp.	313,200	17,539
Machinery - 1.8%
CLARCOR, Inc.	141,251	6,934
Graco, Inc.	47,523	2,522
Ingersoll-Rand PLC	252,691	10,449
		19,905
Professional Services - 2.2%
Advisory Board Co. (a)	62,439	5,533
Corporate Executive Board Co.	132,224	5,687
Equifax, Inc.	129,966	5,752
IHS, Inc. Class A (a)	58,285	5,458
Qualicorp SA	164,700	1,412
		23,842
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	20,000	1,087
Trading Companies & Distributors - 1.3%
MSC Industrial Direct Co., Inc. Class A	38,790	3,230
W.W. Grainger, Inc.	52,338	11,243
		14,473
TOTAL INDUSTRIALS		145,983
INFORMATION TECHNOLOGY - 36.9%
Communications Equipment - 3.6%
Acme Packet, Inc. (a)	225,599	6,208
QUALCOMM, Inc.	493,064	33,538
		39,746
Computers & Peripherals - 12.1%
Apple, Inc. (a)	206,002	123,488
SanDisk Corp. (a)	196,897	9,764
		133,252
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.3%
Invensense, Inc. (d)	152,412	$ 2,759
Internet Software & Services - 5.8%
Baidu.com, Inc. sponsored ADR (a)	69,062	10,067
Bankrate, Inc.	276,878	6,853
Cornerstone OnDemand, Inc.	82,471	1,801
Dice Holdings, Inc. (a)	184,058	1,717
Google, Inc. Class A (a)	29,896	19,171
InfoSpace, Inc. (a)	172,485	2,210
KIT Digital, Inc. (a)(d)	345,796	2,490
MercadoLibre, Inc.	28,158	2,754
SPS Commerce, Inc. (a)	64,705	1,739
Velti PLC (a)	244,759	3,316
VeriSign, Inc.	298,824	11,457
		63,575
IT Services - 3.1%
Accenture PLC Class A	229,369	14,794
Cognizant Technology Solutions Corp. Class A (a)	142,270	10,948
Heartland Payment Systems, Inc.	118,504	3,418
MasterCard, Inc. Class A	6,400	2,691
ServiceSource International, Inc.	163,337	2,528
		34,379
Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	55,424	2,239
ARM Holdings PLC sponsored ADR	93,197	2,637
ASML Holding NV	60,800	3,049
Avago Technologies Ltd.	147,118	5,733
Broadcom Corp. Class A	261,548	10,279
Cirrus Logic, Inc. (a)	50,275	1,197
Ezchip Semiconductor Ltd. (a)	67,941	2,944
Linear Technology Corp.	83,300	2,807
Marvell Technology Group Ltd. (a)	242,700	3,818
PMC-Sierra, Inc. (a)	260,016	1,880
Texas Instruments, Inc.	239,200	8,040
		44,623
Software - 7.9%
ANSYS, Inc. (a)	97,658	6,350
Ariba, Inc. (a)	266,028	8,702
Aspen Technology, Inc. (a)	16,014	329
Check Point Software Technologies Ltd. (a)	164,998	10,533
Citrix Systems, Inc. (a)	196,990	15,544
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Computer Modelling Group Ltd.	135,500	$ 2,160
Intuit, Inc.	161,953	9,738
Mitek Systems, Inc. (a)(d)	120,039	1,392
Oracle Corp.	164,559	4,799
Red Hat, Inc. (a)	70,500	4,222
salesforce.com, Inc. (a)	86,066	13,298
SolarWinds, Inc. (a)	100,227	3,874
VMware, Inc. Class A (a)	57,275	6,436
		87,377
TOTAL INFORMATION TECHNOLOGY		405,711
MATERIALS - 4.0%
Chemicals - 3.2%
CF Industries Holdings, Inc.	21,200	3,872
Ecolab, Inc.	78,600	4,851
FMC Corp.	68,373	7,238
Monsanto Co.	78,881	6,292
Praxair, Inc.	88,300	10,123
Sherwin-Williams Co.	28,900	3,141
		35,517
Metals & Mining - 0.8%
Kenmare Resources PLC (a)	1,214,702	974
Newmont Mining Corp.	140,303	7,193
		8,167
TOTAL MATERIALS		43,684
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
SBA Communications Corp. Class A (a)	124,712	6,337
TIM Participacoes SA sponsored ADR (d)	363,514	11,727
		18,064
UTILITIES - 0.5%
Gas Utilities - 0.5%
ONEOK, Inc.	70,600	5,765
TOTAL COMMON STOCKS (Cost $858,740)		1,077,589
Money Market Funds - 3.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	6,454,101	$ 6,454
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	32,834,949	32,835
TOTAL MONEY MARKET FUNDS (Cost $39,289)		39,289
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $898,029)		1,116,878
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(15,910)
NET ASSETS - 100%		$ 1,100,968
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,208,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 26
Fidelity Securities Lending Cash Central Fund	199
Total	$ 225
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 199,895	$ 199,895	$ -	$ -
Consumer Staples	101,160	101,160	-	-
Energy	85,190	85,190	-	-
Financials	30,006	30,006	-	-
Health Care	42,131	33,914	8,217	-
Industrials	145,983	145,983	-	-
Information Technology	405,711	405,711	-	-
Materials	43,684	43,684	-	-
Telecommunication Services	18,064	18,064	-	-
Utilities	5,765	5,765	-	-
Money Market Funds	39,289	39,289	-	-
Total Investments in Securities:	$ 1,116,878	$ 1,108,661	$ 8,217	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $900,863,000. Net unrealized appreciation aggregated $216,015,000, of which $238,112,000 related to appreciated investment securities and $22,097,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mega Cap Stock Fund

March 31, 2012

1.799848.108

GII-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.5%
Johnson Controls, Inc.	237,500	$ 7,714,000
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	71,915	6,467,174
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	111,300	10,918,530
Yum! Brands, Inc.	92,100	6,555,678
		17,474,208
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	12,400	2,511,124
Media - 5.6%
Comcast Corp. Class A (special) (non-vtg.)	1,040,600	30,708,106
The Walt Disney Co.	284,700	12,464,166
Thomson Reuters Corp.	91,200	2,636,668
Time Warner Cable, Inc.	79,300	6,462,950
Time Warner, Inc.	616,600	23,276,650
Viacom, Inc. Class B (non-vtg.)	146,800	6,967,128
		82,515,668
Multiline Retail - 1.4%
Target Corp.	352,700	20,551,829
Specialty Retail - 2.0%
Home Depot, Inc.	217,000	10,917,270
Lowe's Companies, Inc.	581,700	18,253,746
		29,171,016
TOTAL CONSUMER DISCRETIONARY		166,405,019
CONSUMER STAPLES - 11.0%
Beverages - 2.7%
PepsiCo, Inc.	267,800	17,768,530
The Coca-Cola Co.	284,700	21,070,647
		38,839,177
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	219,200	9,820,160
Tesco PLC	428,800	2,263,357
Walgreen Co.	300,400	10,060,396
		22,143,913
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.4%
Danone	139,517	$ 9,731,296
Kellogg Co.	186,200	9,985,906
		19,717,202
Household Products - 4.5%
Colgate-Palmolive Co.	103,400	10,110,452
Kimberly-Clark Corp.	285,100	21,066,039
Procter & Gamble Co.	525,800	35,339,018
		66,515,509
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	71,900	7,277,718
Philip Morris International, Inc.	73,730	6,533,215
		13,810,933
TOTAL CONSUMER STAPLES		161,026,734
ENERGY - 13.0%
Energy Equipment & Services - 2.4%
Halliburton Co.	533,100	17,693,589
National Oilwell Varco, Inc.	59,200	4,704,624
Schlumberger Ltd.	191,200	13,370,616
		35,768,829
Oil, Gas & Consumable Fuels - 10.6%
Apache Corp.	68,100	6,839,964
BP PLC sponsored ADR	120,300	5,413,500
Chevron Corp.	395,800	42,445,592
Exxon Mobil Corp.	572,371	49,641,737
Hess Corp.	14,800	872,460
Marathon Petroleum Corp.	43,900	1,903,504
Occidental Petroleum Corp.	135,400	12,894,142
Royal Dutch Shell PLC Class A sponsored ADR	248,600	17,434,318
Suncor Energy, Inc.	367,100	11,993,172
Williams Companies, Inc.	209,700	6,460,857
		155,899,246
TOTAL ENERGY		191,668,075
FINANCIALS - 18.1%
Capital Markets - 3.0%
BlackRock, Inc. Class A	8,900	1,823,610
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	780,700	$ 11,218,659
Goldman Sachs Group, Inc.	35,200	4,377,824
Morgan Stanley	787,900	15,474,356
Northern Trust Corp.	102,300	4,854,135
State Street Corp.	107,500	4,891,250
UBS AG (NY Shares)	128,800	1,805,776
		44,445,610
Commercial Banks - 7.0%
Bank of Montreal	13,000	772,793
BB&T Corp.	395,900	12,427,301
HSBC Holdings PLC sponsored ADR	48,900	2,170,671
Standard Chartered PLC (United Kingdom)	162,166	4,046,399
U.S. Bancorp	559,100	17,712,288
Wells Fargo & Co.	1,903,630	64,989,928
		102,119,380
Diversified Financial Services - 6.9%
Citigroup, Inc.	726,270	26,545,169
CME Group, Inc.	29,000	8,390,570
JPMorgan Chase & Co.	1,460,900	67,172,182
		102,107,921
Insurance - 1.2%
ACE Ltd.	38,900	2,847,480
AXA SA	123,500	2,047,293
MetLife, Inc.	331,300	12,374,055
		17,268,828
TOTAL FINANCIALS		265,941,739
HEALTH CARE - 10.7%
Biotechnology - 1.0%
Amgen, Inc.	209,790	14,263,622
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	24,200	1,446,676
St. Jude Medical, Inc.	62,100	2,751,651
		4,198,327
Health Care Providers & Services - 3.0%
Aetna, Inc.	228,400	11,456,544
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	177,400	$ 15,570,398
WellPoint, Inc.	225,700	16,656,660
		43,683,602
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	83,500	4,707,730
Pharmaceuticals - 6.1%
Abbott Laboratories	263,400	16,143,786
Eli Lilly & Co.	65,900	2,653,793
GlaxoSmithKline PLC sponsored ADR	196,700	8,833,797
Johnson & Johnson	240,600	15,869,976
Merck & Co., Inc.	651,700	25,025,280
Pfizer, Inc.	948,300	21,488,478
		90,015,110
TOTAL HEALTH CARE		156,868,391
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.8%
Honeywell International, Inc.	185,000	11,294,250
Raytheon Co.	142,800	7,536,984
The Boeing Co.	106,500	7,920,405
United Technologies Corp.	181,500	15,053,610
		41,805,249
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	166,100	13,407,592
Electrical Equipment - 0.7%
Emerson Electric Co.	190,300	9,929,854
Industrial Conglomerates - 4.0%
3M Co.	26,300	2,346,223
Danaher Corp.	168,600	9,441,600
General Electric Co.	1,760,700	35,337,249
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	318,597	6,483,449
Siemens AG	29,260	2,950,587
Tyco International Ltd.	40,500	2,275,290
		58,834,398
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.9%
Illinois Tool Works, Inc.	107,500	$ 6,140,400
Ingersoll-Rand PLC	166,340	6,878,159
		13,018,559
Road & Rail - 0.2%
Union Pacific Corp.	21,500	2,310,820
TOTAL INDUSTRIALS		139,306,472
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 2.3%
Cisco Systems, Inc.	885,100	18,719,865
Juniper Networks, Inc. (a)	227,665	5,208,975
QUALCOMM, Inc.	130,800	8,897,016
		32,825,856
Computers & Peripherals - 7.5%
Apple, Inc. (a)	144,201	86,444,173
EMC Corp. (a)	471,800	14,097,384
Hewlett-Packard Co.	415,700	9,906,131
		110,447,688
Electronic Equipment & Components - 0.4%
Corning, Inc.	423,100	5,957,248
Internet Software & Services - 2.4%
Google, Inc. Class A (a)	54,550	34,979,642
IT Services - 4.8%
Accenture PLC Class A	169,200	10,913,400
Cognizant Technology Solutions Corp. Class A (a)	135,300	10,411,335
IBM Corp.	83,600	17,443,140
MasterCard, Inc. Class A	46,500	19,555,110
Visa, Inc. Class A	106,100	12,519,800
		70,842,785
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	96,300	1,471,464
Software - 4.0%
Microsoft Corp.	1,110,000	35,797,500
Oracle Corp.	656,300	19,137,708
salesforce.com, Inc. (a)	26,300	4,063,613
		58,998,821
TOTAL INFORMATION TECHNOLOGY		315,523,504
Common Stocks - continued
	Shares	Value
MATERIALS - 0.8%
Chemicals - 0.8%
E.I. du Pont de Nemours & Co.	118,900	$ 6,289,810
Syngenta AG (Switzerland)	17,850	6,150,791
		12,440,601
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	83,300	2,304,911
UTILITIES - 1.3%
Electric Utilities - 0.8%
Duke Energy Corp.	29,000	609,290
FirstEnergy Corp.	142,500	6,496,575
NextEra Energy, Inc.	46,800	2,858,544
PPL Corp.	47,530	1,343,198
		11,307,607
Multi-Utilities - 0.5%
National Grid PLC	404,842	4,080,346
PG&E Corp.	83,100	3,607,371
		7,687,717
TOTAL UTILITIES		18,995,324
TOTAL COMMON STOCKS (Cost $1,254,322,115)		1,430,480,770
Nonconvertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG (Cost $8,618,944)	58,100	10,216,406
Convertible Bonds - 0.1%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 2.5% 5/15/37 (Cost $1,982,539)	$ 2,110,000	$ 1,948,374
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $39,131,776)	39,131,776	39,131,776
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,304,055,374)		1,481,777,326
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(12,905,895)
NET ASSETS - 100%		$ 1,468,871,431
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,362
Fidelity Securities Lending Cash Central Fund	52,692
Total	$ 61,054
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 176,621,425	$ 176,621,425	$ -	$ -
Consumer Staples	161,026,734	161,026,734	-	-
Energy	191,668,075	191,668,075	-	-
Financials	265,941,739	265,941,739	-	-
Health Care	156,868,391	156,868,391	-	-
Industrials	139,306,472	136,355,885	2,950,587	-
Information Technology	315,523,504	315,523,504	-	-
Materials	12,440,601	6,289,810	6,150,791	-
Telecommunication Services	2,304,911	2,304,911	-	-
Utilities	18,995,324	14,914,978	4,080,346	-
Corporate Bonds	1,948,374	-	1,948,374	-
Money Market Funds	39,131,776	39,131,776	-	-
Total Investments in Securities:	$ 1,481,777,326	$ 1,466,647,228	$ 15,130,098	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $1,310,737,434. Net unrealized appreciation aggregated $171,039,892, of which $201,199,271 related to appreciated investment securities and $30,159,379 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mega Cap
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class are classes of
Fidelity® Mega Cap Stock Fund

1.864815.104

AGII-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.5%
Johnson Controls, Inc.	237,500	$ 7,714,000
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	71,915	6,467,174
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	111,300	10,918,530
Yum! Brands, Inc.	92,100	6,555,678
		17,474,208
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	12,400	2,511,124
Media - 5.6%
Comcast Corp. Class A (special) (non-vtg.)	1,040,600	30,708,106
The Walt Disney Co.	284,700	12,464,166
Thomson Reuters Corp.	91,200	2,636,668
Time Warner Cable, Inc.	79,300	6,462,950
Time Warner, Inc.	616,600	23,276,650
Viacom, Inc. Class B (non-vtg.)	146,800	6,967,128
		82,515,668
Multiline Retail - 1.4%
Target Corp.	352,700	20,551,829
Specialty Retail - 2.0%
Home Depot, Inc.	217,000	10,917,270
Lowe's Companies, Inc.	581,700	18,253,746
		29,171,016
TOTAL CONSUMER DISCRETIONARY		166,405,019
CONSUMER STAPLES - 11.0%
Beverages - 2.7%
PepsiCo, Inc.	267,800	17,768,530
The Coca-Cola Co.	284,700	21,070,647
		38,839,177
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	219,200	9,820,160
Tesco PLC	428,800	2,263,357
Walgreen Co.	300,400	10,060,396
		22,143,913
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.4%
Danone	139,517	$ 9,731,296
Kellogg Co.	186,200	9,985,906
		19,717,202
Household Products - 4.5%
Colgate-Palmolive Co.	103,400	10,110,452
Kimberly-Clark Corp.	285,100	21,066,039
Procter & Gamble Co.	525,800	35,339,018
		66,515,509
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	71,900	7,277,718
Philip Morris International, Inc.	73,730	6,533,215
		13,810,933
TOTAL CONSUMER STAPLES		161,026,734
ENERGY - 13.0%
Energy Equipment & Services - 2.4%
Halliburton Co.	533,100	17,693,589
National Oilwell Varco, Inc.	59,200	4,704,624
Schlumberger Ltd.	191,200	13,370,616
		35,768,829
Oil, Gas & Consumable Fuels - 10.6%
Apache Corp.	68,100	6,839,964
BP PLC sponsored ADR	120,300	5,413,500
Chevron Corp.	395,800	42,445,592
Exxon Mobil Corp.	572,371	49,641,737
Hess Corp.	14,800	872,460
Marathon Petroleum Corp.	43,900	1,903,504
Occidental Petroleum Corp.	135,400	12,894,142
Royal Dutch Shell PLC Class A sponsored ADR	248,600	17,434,318
Suncor Energy, Inc.	367,100	11,993,172
Williams Companies, Inc.	209,700	6,460,857
		155,899,246
TOTAL ENERGY		191,668,075
FINANCIALS - 18.1%
Capital Markets - 3.0%
BlackRock, Inc. Class A	8,900	1,823,610
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	780,700	$ 11,218,659
Goldman Sachs Group, Inc.	35,200	4,377,824
Morgan Stanley	787,900	15,474,356
Northern Trust Corp.	102,300	4,854,135
State Street Corp.	107,500	4,891,250
UBS AG (NY Shares)	128,800	1,805,776
		44,445,610
Commercial Banks - 7.0%
Bank of Montreal	13,000	772,793
BB&T Corp.	395,900	12,427,301
HSBC Holdings PLC sponsored ADR	48,900	2,170,671
Standard Chartered PLC (United Kingdom)	162,166	4,046,399
U.S. Bancorp	559,100	17,712,288
Wells Fargo & Co.	1,903,630	64,989,928
		102,119,380
Diversified Financial Services - 6.9%
Citigroup, Inc.	726,270	26,545,169
CME Group, Inc.	29,000	8,390,570
JPMorgan Chase & Co.	1,460,900	67,172,182
		102,107,921
Insurance - 1.2%
ACE Ltd.	38,900	2,847,480
AXA SA	123,500	2,047,293
MetLife, Inc.	331,300	12,374,055
		17,268,828
TOTAL FINANCIALS		265,941,739
HEALTH CARE - 10.7%
Biotechnology - 1.0%
Amgen, Inc.	209,790	14,263,622
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	24,200	1,446,676
St. Jude Medical, Inc.	62,100	2,751,651
		4,198,327
Health Care Providers & Services - 3.0%
Aetna, Inc.	228,400	11,456,544
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	177,400	$ 15,570,398
WellPoint, Inc.	225,700	16,656,660
		43,683,602
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	83,500	4,707,730
Pharmaceuticals - 6.1%
Abbott Laboratories	263,400	16,143,786
Eli Lilly & Co.	65,900	2,653,793
GlaxoSmithKline PLC sponsored ADR	196,700	8,833,797
Johnson & Johnson	240,600	15,869,976
Merck & Co., Inc.	651,700	25,025,280
Pfizer, Inc.	948,300	21,488,478
		90,015,110
TOTAL HEALTH CARE		156,868,391
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.8%
Honeywell International, Inc.	185,000	11,294,250
Raytheon Co.	142,800	7,536,984
The Boeing Co.	106,500	7,920,405
United Technologies Corp.	181,500	15,053,610
		41,805,249
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	166,100	13,407,592
Electrical Equipment - 0.7%
Emerson Electric Co.	190,300	9,929,854
Industrial Conglomerates - 4.0%
3M Co.	26,300	2,346,223
Danaher Corp.	168,600	9,441,600
General Electric Co.	1,760,700	35,337,249
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	318,597	6,483,449
Siemens AG	29,260	2,950,587
Tyco International Ltd.	40,500	2,275,290
		58,834,398
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.9%
Illinois Tool Works, Inc.	107,500	$ 6,140,400
Ingersoll-Rand PLC	166,340	6,878,159
		13,018,559
Road & Rail - 0.2%
Union Pacific Corp.	21,500	2,310,820
TOTAL INDUSTRIALS		139,306,472
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 2.3%
Cisco Systems, Inc.	885,100	18,719,865
Juniper Networks, Inc. (a)	227,665	5,208,975
QUALCOMM, Inc.	130,800	8,897,016
		32,825,856
Computers & Peripherals - 7.5%
Apple, Inc. (a)	144,201	86,444,173
EMC Corp. (a)	471,800	14,097,384
Hewlett-Packard Co.	415,700	9,906,131
		110,447,688
Electronic Equipment & Components - 0.4%
Corning, Inc.	423,100	5,957,248
Internet Software & Services - 2.4%
Google, Inc. Class A (a)	54,550	34,979,642
IT Services - 4.8%
Accenture PLC Class A	169,200	10,913,400
Cognizant Technology Solutions Corp. Class A (a)	135,300	10,411,335
IBM Corp.	83,600	17,443,140
MasterCard, Inc. Class A	46,500	19,555,110
Visa, Inc. Class A	106,100	12,519,800
		70,842,785
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	96,300	1,471,464
Software - 4.0%
Microsoft Corp.	1,110,000	35,797,500
Oracle Corp.	656,300	19,137,708
salesforce.com, Inc. (a)	26,300	4,063,613
		58,998,821
TOTAL INFORMATION TECHNOLOGY		315,523,504
Common Stocks - continued
	Shares	Value
MATERIALS - 0.8%
Chemicals - 0.8%
E.I. du Pont de Nemours & Co.	118,900	$ 6,289,810
Syngenta AG (Switzerland)	17,850	6,150,791
		12,440,601
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	83,300	2,304,911
UTILITIES - 1.3%
Electric Utilities - 0.8%
Duke Energy Corp.	29,000	609,290
FirstEnergy Corp.	142,500	6,496,575
NextEra Energy, Inc.	46,800	2,858,544
PPL Corp.	47,530	1,343,198
		11,307,607
Multi-Utilities - 0.5%
National Grid PLC	404,842	4,080,346
PG&E Corp.	83,100	3,607,371
		7,687,717
TOTAL UTILITIES		18,995,324
TOTAL COMMON STOCKS (Cost $1,254,322,115)		1,430,480,770
Nonconvertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG (Cost $8,618,944)	58,100	10,216,406
Convertible Bonds - 0.1%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 2.5% 5/15/37 (Cost $1,982,539)	$ 2,110,000	$ 1,948,374
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $39,131,776)	39,131,776	39,131,776
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,304,055,374)		1,481,777,326
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(12,905,895)
NET ASSETS - 100%		$ 1,468,871,431
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,362
Fidelity Securities Lending Cash Central Fund	52,692
Total	$ 61,054
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 176,621,425	$ 176,621,425	$ -	$ -
Consumer Staples	161,026,734	161,026,734	-	-
Energy	191,668,075	191,668,075	-	-
Financials	265,941,739	265,941,739	-	-
Health Care	156,868,391	156,868,391	-	-
Industrials	139,306,472	136,355,885	2,950,587	-
Information Technology	315,523,504	315,523,504	-	-
Materials	12,440,601	6,289,810	6,150,791	-
Telecommunication Services	2,304,911	2,304,911	-	-
Utilities	18,995,324	14,914,978	4,080,346	-
Corporate Bonds	1,948,374	-	1,948,374	-
Money Market Funds	39,131,776	39,131,776	-	-
Total Investments in Securities:	$ 1,481,777,326	$ 1,466,647,228	$ 15,130,098	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $1,310,737,434. Net unrealized appreciation aggregated $171,039,892, of which $201,199,271 related to appreciated investment securities and $30,159,379 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

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Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012